Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Investments [Abstract]
Summary of Other investments

	2024	2023
(in $ millions)	$	$
Non-current investments
Time deposits	273	681
Debt investments – at FVTPL	187	247
Debt investments – at FVOCI	98	19
Equity investments – at FVTPL	207	241
	765	1,188
Current investments
Time deposits	1,425	1,137
Debt investments – at FVTPL	247	361
Debt investments – at FVOCI	169	26
Debt investments – at amortized cost	824	381
	2,665	1,905
	3,430	3,093
•For the purpose of comparability, current debt investments - at amortized cost and FVOCI previously presented within current time deposits have been presented as separate captions.